Director's emoluments (Details) - Schedule of director’s emoluments - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Director's Emoluments [Abstract]
Director’s fee	€ 106,693	€ 46,892	€ 59,756
Other emoluments	12,006	11,272	20,904
Total Director’s emoluments	€ 118,699	€ 58,164	€ 80,660